Prepayments and other assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepayments and other assets [Abstract]
Bunkers	$ 0	$ 216
Other prepayments and other assets	171	210
Total	$ 171	$ 426